Share Capital, Capital Reserve and Treasury Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
		Apr. 30, 2023	Feb. 28, 2023	Dec. 31, 2024		Dec. 31, 2023
Class A Ordinary Shares [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued				12,157,782	[1]	98,688,525	[2],[3]
Shares issued value (in Dollars)				$ 20,000
Class A Ordinary Shares [Member] | Art Newspaper SA [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued						8,688,525
Shares acquired rate						100.00%
Fair value (in Dollars)						$ 5,607
Shares issued value (in Dollars)				$ 20,000
Class A Ordinary Shares [Member] | Private Investors [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued		90,000,000
Private investors per share (in Dollars per share)		$ 1.04
Class B Treasury Shares [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued							[2],[3]
Repurchase of ordinary shares	[4]					4,773,270
Common Class B [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Shares issued					[1]		[2],[3]
Common Class B [Member] | Immediate Holding Company [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Repurchase of ordinary shares						4,773,270
Amount of repurchased, shares (in Dollars)						$ 40,000
WME Assets [Member] | Class B Treasury Shares [Member]
Share Capital, Capital Reserve and Treasury Shares [Line Items]
Acquisitions transaction was settled by shares			30,875,576
Reissued per share (in Dollars per share)			$ 8.68

[1]	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.
[2]	During the year ended December 31, 2023, the Company acquired 100% of The Art Newspaper SA with part of purchase consideration settling by issuing 8,688,525 Class A shares to the selling shareholders with fair value of US$5,607. Details on Note 32 (a)(ii).
[3]	In April 2023, the Company issued 90,000,000 Class A shares to the private investors at US$1.04 per share.
[4]	On December 31, 2023, the Company repurchased 4,773,270, Class B ordinary shares from the immediate holding company, amounting to US$40,000.